RELATED PARTY TRANSACTIONS (Details - Balance Sheet) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Due from related parties	$ 60	$ 54
Due to related parties	112	76
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Due from related parties	54	47
Due to related parties	48	48
Accrued distributions payable on LP Units and Redeemable/Exchangeable partnership units	32	26
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Due from related parties	6	7
Due to related parties	$ 32	$ 2